Norway Acquisition - Schedule of sale of the net assets of Kolos Norway (Details) - USD ($)		12 Months Ended
	May 10, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about business combination [line items]
Gain on disposal		$ 3,171,275	$ (23,442,219)
Kolos Norway [Member]
Disclosure of detailed information about business combination [line items]
Net liability disposed of	$ 3,371,275
Less: Payment to acquirer	(200,000)
Gain on disposal	$ 3,171,275